Contingent liabilities (Details) - ZAR (R)	Jun. 18, 2024	Jun. 30, 2024	Jun. 30, 2023	Feb. 05, 2018
Dispute by Solidarity Trade Union relating to Sasol Khanyisa share scheme
Contingent liabilities
Damage value sought per member of union				R 500,000
Legal review of Sasol Gas National Energy Regulator of South Africa (NERSA) maximum price decision and NERSA gas transmission tariff application
Contingent liabilities
Final and provisional settlements		R 1,700,000,000
Accrued expense		66,000,000
Crude Oil Transportation Tariff dispute
Contingent liabilities
Value of damages awarded	R 3,900,000,000
Value of damages awarded - interest amount	R 2,300,000,000
Environmental orders
Contingent liabilities
Environmental obligation accrued		R 16,524,000,000	R 17,293,000,000